Stock-Based Compensation - Summary of the SAR Activity (Detail) (Stock Appreciation Rights (SARs) [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Vivint [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	8,262,500
Forfeited	(356,250)
Exercised	0
Outstanding, Ending Balance	7,906,250
Unvested shares expected to vest after December 31, 2013	7,498,524
Exercisable at December 31, 2013	407,726
Weighted Average Exercise Price Per Share, Granted	$ 1.00
Weighted Average Exercise Price Per Share, Forfeited	$ 1.00
Weighted Average Exercise Price Per Share, Exercised	$ 0
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	$ 1.00
Weighted Average Exercise Price Per Share, Unvested shares expected to vest after December 31, 2013	$ 1.00
Weighted Average Exercise Price Per Share, Exercisable at December 31, 2013	$ 1.00
Weighted Average Grant Date Fair Value, Granted	$ 1.00
Weighted Average Grant Date Fair Value, Forfeited	$ 1.00
Weighted Average Grant Date Fair Value, Exercised	$ 0
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance	$ 1.00
Weighted Average Grant Date Fair Value, Unvested shares expected to vest after December 31, 2013	$ 1.00
Weighted Average Grant Date Fair Value, Exercisable at December 31, 2013	$ 1.00
Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 6 months 18 days
Exercisable at December 2013, Weighted Average Remaining Contractual Life (Years)	9 years 6 months 15 days
Outstanding, Aggregate Intrinsic Value	$ 2,371,875
Exercisable at December 31, 2013	122,318
Vivint Wireless [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	70,000
Exercised	0
Outstanding, Ending Balance	70,000
Unvested shares expected to vest after December 31, 2013	70,000
Weighted Average Exercise Price Per Share, Granted	$ 5.00
Weighted Average Exercise Price Per Share, Exercised	$ 0
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	$ 5.00
Weighted Average Exercise Price Per Share, Unvested shares expected to vest after December 31, 2013	$ 5.00
Weighted Average Grant Date Fair Value, Granted	$ 5.00
Weighted Average Grant Date Fair Value, Exercised	$ 0
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance	$ 5.00
Weighted Average Grant Date Fair Value, Unvested shares expected to vest after December 31, 2013	$ 5.00
Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 5 months 1 day
Outstanding, Aggregate Intrinsic Value	$ 105,000